Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	INVE Technologies, Inc.
Entity Central Index Key	0001036044
Entity Emerging Growth Company	false
Entity File Number	000-29440
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0444317
Entity Address, Address Line One	1900-B Carnegie Avenue
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	(657)
Local Phone Number	356-8384
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	INVE
Security Exchange Name	NASDAQ